i

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 104.0%
	AEROSPACE & DEFENSE - 0.7%
41,622	Huntington Ingalls Industries, Inc.(a)	$8,210,356

	APPAREL & TEXTILE PRODUCTS - 1.3%
189,919	Puma S.E.	5,986,770
175,059	Salvatore Ferragamo SpA	1,400,000
1,979,110	Samsonite International S.A.	5,740,195
252,306	Unifi, Inc.(b)	1,597,097
		14,724,062
	ASSET MANAGEMENT - 0.9%
248,542	Cannae Holdings, Inc.	4,911,190
55,513	EXOR N.V.	5,279,691
		10,190,881
	AUTOMOTIVE - 2.1%
81,703	Continental A.G.	5,825,160
106,011	Gentex Corporation(a)	2,747,805
40,200	Lear Corporation(a)	3,782,418
47,919	Rivian Automotive, Inc., Class A(b)	601,863
61,595	Standard Motor Products, Inc.	1,910,677
477,035	Toyo Tire Corporation	7,868,352
		22,736,275
	BANKING - 1.8%
491,605	First Foundation, Inc.(a)	2,531,766
45,733	M&T Bank Corporation(a)	9,203,309
48,489	Popular, Inc.	4,991,458
54,185	Westamerica BanCorporation	2,804,616
		19,531,149
	BEVERAGES - 1.4%
277,170	Molson Coors Beverage Company, Class B(a)	15,175,057

	BIOTECH & PHARMA - 1.6%
123,746	Avadel Pharmaceuticals PLC(b)	977,593
199,022	Lexaria Bioscience Corporation(a),(b)	352,269
1,390,059	Viatris, Inc.(a)	15,679,865
		17,009,727
1

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 104.0% (Continued)
	CABLE & SATELLITE - 0.3%
82,136	Comcast Corporation, Class A	$2,764,698

	CHEMICALS - 1.2%
451,243	American Vanguard Corporation(a)	2,788,682
23,594	Eastman Chemical Company(a)	2,351,142
68,777	LyondellBasell Industries N.V.	5,206,420
40,764	Nutrien Ltd.(a)	2,104,645
101,872	Tronox Holdings PLC, Class A	1,046,225
		13,497,114
	COMMERCIAL SUPPORT SERVICES - 4.5%
217,783	AMN Healthcare Services, Inc.(a),(b)	5,993,388
238,069	CoreCivic, Inc.(a),(b)	4,870,892
205,483	Forrester Research, Inc.(b)	3,133,616
97,061	Healthcare Services Group, Inc.(b)	1,076,406
126,946	Heidrick & Struggles International, Inc.(a)	5,901,719
71,541	Insperity, Inc.(a)	5,366,290
477,175	ISS A/S	9,021,751
639,090	Legalzoom.com, Inc.(b)	5,745,419
575,891	Prosegur Cia de Seguridad S.A.	1,078,117
639,338	Resources Connection, Inc.(a)	5,370,439
263,155	TrueBlue, Inc.(b)	2,144,713
		49,702,750
	CONSUMER SERVICES - 1.9%
1,785,835	Coursera, Inc.(a),(b)	13,768,788
965,668	Udemy, Inc.(a),(b)	7,223,197
		20,991,985
	CONTAINERS & PACKAGING - 4.0%
92,581	Gerresheimer A.G.	6,516,274
292,464	Myers Industries, Inc.	3,521,267
156,508	Sealed Air Corporation(a)	5,451,174
589,333	Sonoco Products Company(a)	28,075,824
		43,564,539
	E-COMMERCE DISCRETIONARY - 0.4%
63,322	Etsy, Inc.(a),(b)	3,477,011
2

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 104.0% (Continued)
	E-COMMERCE DISCRETIONARY - 0.4% (Continued)
100,658	PetMed Express, Inc.(b)	$479,132
		3,956,143
	ELECTRIC UTILITIES - 1.0%
192,574	Eversource Energy(a)	11,107,668

	ELECTRICAL EQUIPMENT - 2.3%
124,759	FARO Technologies, Inc.(a),(b)	3,957,355
87,318	Lightbridge Corporation(b)	790,228
553,400	Sensata Technologies Holding PLC(a)	15,030,345
272,114	Signify N.V.	5,895,286
		25,673,214
	ENTERTAINMENT CONTENT - 1.0%
1,037,331	Warner Bros Discovery, Inc.(a),(b)	10,829,736

	FOOD – 4.0%
366,009	Dole PLC	4,985,043
131,715	Fresh Del Monte Produce, Inc.	4,015,990
978,879	Hain Celestial Group, Inc. (The)(a),(b)	4,953,128
556,326	Kraft Heinz Company (The)(a)	16,600,767
16,999	Nestle S.A.	1,446,199
673,432	Nomad Foods Ltd.(a)	12,027,495
		44,028,622
	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
76,116	Canfor Corporation(b)	790,126

	HEALTH CARE FACILITIES & SERVICES - 3.1%
151,744	CVS Health Corporation(a)	8,570,501
183,474	Evotec S.E.(b)	1,645,123
181,768	Fulgent Genetics, Inc.(b)	3,024,619
34,445	IQVIA Holdings, Inc.(a),(b)	6,935,845
330,268	Progyny, Inc.(a),(b)	7,652,310
730,242	Teladoc Health, Inc.(a),(b)	7,419,259
		35,247,657
3

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 104.0% (Continued)
	HOME & OFFICE PRODUCTS - 1.5%
1,001,860	Leggett & Platt, Inc.(a)	$10,579,641
99,529	MillerKnoll, Inc.	2,233,431
613,418	Purple Innovation, Inc.(b)	680,894
14,721	Scotts Miracle-Gro Company (The)	1,044,602
17,065	Whirlpool Corporation	1,791,996
		16,330,564
	HOME CONSTRUCTION - 0.5%
44,637	Mohawk Industries, Inc.(b)	5,459,105

	HOUSEHOLD PRODUCTS - 1.0%
150,949	Edgewell Personal Care Company(a)	5,026,602
96,309	Helen of Troy Ltd.(b)	5,949,970
		10,976,572
	INDUSTRIAL INTERMEDIATE PROD - 0.4%
161,353	Insteel Industries, Inc.(a)	4,629,218

	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
71,279	State Street Corp.(a)	7,243,372

	INTERNET MEDIA & SERVICES - 10.7%
50,483	Airbnb, Inc., Class A(a),(b)	6,621,855
1,409,744	Deliveroo PLC(b)	2,295,436
46,845	Expedia Group, Inc.(a),(b)	8,008,153
1,950,595	Lyft, Inc.(a),(b)	26,411,057
166,641	Maplebear, Inc.(a),(b)	8,045,427
862,924	Match Group, Inc.(a)	30,806,388
535,537	Shutterstock, Inc.(a)	15,809,052
303,344	Snap, Inc., Class A(b)	3,424,754
769,497	Upwork, Inc.(a),(b)	12,127,273
698,799	Vivid Seats, Inc., Class A(b)	3,004,836
		116,554,231
	LEISURE FACILITIES & SERVICES - 1.9%
169,183	Jack in the Box, Inc.(a)	6,630,282
4

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 104.0% (Continued)
	LEISURE FACILITIES & SERVICES - 1.9% (Continued)
671,843	Penn Entertainment, Inc.(a),(b)	$13,839,966
		20,470,248
	LEISURE PRODUCTS - 0.3%
30,108	Johnson Outdoors, Inc., Class A	975,499
103,107	Spin Master Corporation(c)	2,182,463
		3,157,962
	MACHINERY - 1.8%
12,227	Albany International Corporation, Class A	987,330
207,252	Douglas Dynamics, Inc.(a)	5,357,464
112,590	Enovis Corporation(a),(b)	5,289,478
676,228	GrafTech International Ltd.(b)	1,014,342
73,715	Hurco Companies, Inc.	1,584,135
68,086	Tennant Company(a)	5,822,715
		20,055,464
	MEDICAL EQUIPMENT & DEVICES - 3.7%
128,273	10X Genomics, Inc., Class A(b)	1,924,095
1,158,024	DENTSPLY SIRONA, Inc.(a)	22,882,554
355,377	Quanterix Corporation(b)	3,265,915
40,573	Solventum Corporation(a),(b)	3,004,836
47,785	Teleflex, Inc.(a)	8,612,768
		39,690,168
	METALS & MINING - 3.9%
68,153	A-Mark Precious Metals, Inc.	1,919,870
758,770	B2Gold Corporation	1,836,223
169,827	Barrick Gold Corp.	2,780,068
367,591	Compass Minerals International, Inc.	4,286,111
469,248	Eldorado Gold Corporation(b)	7,151,339
575,271	Equinox Gold Corporation(b)	3,491,895
872,438	Kinross Gold Corporation(a)	9,841,101
1,432,180	New Gold, Inc.(b)	4,325,184
108,828	Newmont Corporation	4,649,132
130,761	Torex Gold Resources, Inc.(b)	2,773,211
		43,054,134
5

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 104.0% (Continued)
	OIL & GAS PRODUCERS - 5.9%
193,766	Chord Energy Corporation(a)	$21,788,988
145,682	Civitas Resources, Inc.(a)	7,394,818
86,655	HF Sinclair Corporation	3,126,512
41,573	Marathon Petroleum Corporation(a)	6,057,602
221,740	Murphy Oil Corporation(a)	5,904,936
347,102	Ovintiv, Inc.(a)	14,654,646
63,858	Rubis SCA	1,673,401
852,936	Veren, Inc.(a)	4,290,268
		64,891,171
	OIL & GAS SERVICES & EQUIPMENT - 0.8%
92,494	DMC Global, Inc.(b)	752,901
187,338	Schlumberger N.V.	7,545,975
		8,298,876
	REAL ESTATE INVESTMENT TRUSTS - 1.8%
642,319	Allied Properties Real Estate Investment Trust	7,679,478
102,071	Gladstone Land Corporation	1,108,491
140,936	Rexford Industrial Realty, Inc.(a)	5,730,458
470,495	RLJ Lodging Trust(a)	4,587,326
271,311	Uniti Group, Inc.	1,478,645
		20,584,398
	RENEWABLE ENERGY – 0.9%
823,960	Array Technologies, Inc.(a),(b)	6,039,627
726,749	Shoals Technologies Group, Inc., Class A(a),(b)	3,473,860
		9,513,487
	RETAIL - CONSUMER STAPLES - 1.6%
495,777	Carrefour S.A.	7,035,542
106,880	Five Below, Inc.(a),(b)	10,023,206
		17,058,748
	RETAIL - DISCRETIONARY - 3.7%
67,704	Advance Auto Parts, Inc.	3,283,644
186,596	Foot Locker, Inc.(a),(b)	3,741,250
162,480	HUGO BOSS A.G.	7,617,882
491,664	Kohl's Corporation(a)	6,494,881
385,608	Macy's, Inc.(a)	6,007,773
6

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 104.0% (Continued)
	RETAIL - DISCRETIONARY - 3.7% (Continued)
417,684	Monro, Inc.(a)	$8,203,314
637,682	Sally Beauty Holdings, Inc.(a),(b)	6,931,603
		42,280,347
	SEMICONDUCTORS - 1.5%
29,836	AIXTRON S.E.	417,988
176,855	Intel Corporation	3,436,293
585,813	Rohm Company Ltd.	5,620,759
474,818	Vishay Intertechnology, Inc.(a)	8,038,669
		17,513,709
	SOFTWARE - 11.3%
3,613,013	8x8, Inc.(a),(b)	10,116,436
127,890	Akamai Technologies, Inc.(a),(b)	12,776,211
9,768	BILL Holdings, Inc.(a),(b)	945,249
3,667,837	Clarivate PLC(a),(b)	19,879,677
198,902	Concentrix Corporation(a)	10,398,597
149,460	Domo, Inc.(b)	1,265,926
294,056	Ingram Micro Holding Corporation(a),(b)	6,857,386
617,496	Riskified Ltd.(b)	3,173,929
157,572	SS&C Technologies Holdings, Inc.(a)	12,755,453
519,742	TeamViewer A.G.(b)	6,176,886
381,221	UiPath, Inc., Class A(b)	5,420,963
528,516	Verint Systems, Inc.(a),(b)	13,413,736
86,866	Ziff Davis, Inc.(a),(b)	4,681,209
191,031	Zoom Video Communications, Inc.(a),(b)	16,608,235
		124,469,893
	SPECIALTY FINANCE - 0.7%
383,125	EZCORP, Inc., Class A(b)	4,601,331
189,758	Flywire Corporation(b)	3,668,022
		8,269,353
	TECHNOLOGY HARDWARE - 2.0%
14,223	Samsung Electronics Company Ltd. - ADR	12,900,261
844,688	Stratasys Ltd.(b)	7,864,045
36,501	Vishay Precision Group, Inc.(b)	850,473
		21,614,779
7

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 104.0% (Continued)
	TECHNOLOGY SERVICES - 8.6%
52,328	Block, Inc.(b)	$4,752,429
1,437,936	Converge Technology Solutions Corporation	3,353,285
1,728,159	Dun & Bradstreet Holdings, Inc.(a)	21,256,356
156,771	EVERTEC, Inc.	5,090,354
93,945	Fidelity National Information Services, Inc.	7,653,699
252,352	Global Payments, Inc.(a)	28,477,924
778,218	Integral Ad Science Holding Corporation(a),(b)	8,179,071
162,315	LiveRamp Holdings, Inc.(a),(b)	5,518,710
55,758	PayPal Holdings, Inc.(b)	4,939,044
29,169	WEX, Inc.(a),(b)	5,363,887
		94,584,759
	TELECOMMUNICATIONS - 3.8%
2,794,502	Airtel Africa PLC	5,004,168
669,258	AT&T, Inc.(a)	15,881,492
107,172	ATN International, Inc.	1,666,525
481,989	Verizon Communications, Inc.(a)	18,985,547
		41,537,732
	TRANSPORTATION & LOGISTICS - 1.4%
56,094	Copa Holdings S.A., Class A	5,229,083
1,233,684	Deutsche Lufthansa A.G.	8,013,127
161,858	Mullen Group Ltd.	1,659,020
		14,901,230

	TOTAL COMMON STOCKS (Cost $1,073,466,223)	1,142,871,279

	PREFERRED STOCKS — 0.3%
	RETAIL - DISCRETIONARY — 0.3%
53,790	Sixt S.E.	3,306,465
	TOTAL PREFERRED STOCKS (Cost $3,213,518)

8

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Expiration Date	Exercise Price		Fair Value
	WARRANT — 0.0%(d)
	BIOTECH & PHARMA - 0.0% (d)
320,380	Lexaria Bioscience Corporation Warrants	05/12/2028	$0.95		$435,941
	TOTAL WARRANT (Cost $3,204)

	SHORT-TERM INVESTMENTS — 6.8%
	MONEY MARKET FUNDS - 6.8%
74,231,059	First American Government Obliations Fund, Class X, 4.32% (Cost $74,231,059)(e)				74,231,059

Contracts(f)
	EQUITY OPTIONS PURCHASED - 0.1%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.1%
396	Cadence Bank	06/20/2025	$30	$1,393,920	$42,570
594	Citizens Financial Group, Inc.	06/20/2025	40	2,825,658	47,520
1,211	Invesco QQQ Trust Series 1	03/31/2025	450	63,249,319	244,622
1,009	Invesco QQQ Trust Series 1	03/31/2025	460	52,699,061	263,349
807	Invesco QQQ Trust Series 1	03/31/2025	470	42,148,803	260,661
1,614	SPDR S&P 500 ETF Trust	03/31/2025	550	97,133,748	435,780
594	Synovus Financial Corporation	05/16/2025	45	3,351,348	60,885
792	Zions Bancorp NA	06/20/2025	45	4,582,512	67,320
	TOTAL EQUITY OPTIONS PURCHASED (Cost - $3,481,692)				1,422,707

	TOTAL INVESTMENTS – 111.2% (Cost $1,154,395,696)				$1,222,267,451
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.2)%				(123,495,722)
	NET ASSETS - 100.0%				$1,098,771,729

9

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (90.4)%
	AEROSPACE & DEFENSE - (1.3)%
(691,920)	Joby Aviation, Inc.	$(5,715,259)
(105,006)	Loar Holdings, Inc.	(8,345,877)
		(14,061,136)
	APPAREL & TEXTILE PRODUCTS - (1.8)%
(133,311)	Birkenstock Holding PLC	(7,884,013)
(2,152)	Hermes International SCA	(6,076,550)
(91,355)	On Holding A.G.	(5,470,337)
		(19,430,900)
	ASSET MANAGEMENT - (6.8)%
(87,068)	Ares Management Corporation, Class A	(17,258,619)
(118,540)	Blackstone, Inc.	(20,994,619)
(543,772)	Blue Owl Capital, Inc.	(14,143,510)
(34,067)	Cohen & Steers, Inc.	(3,019,358)
(108,588)	StepStone Group, Inc., Class A	(6,958,319)
(176,355)	TPG, Inc.	(11,859,874)
		(74,234,299)
	AUTOMOTIVE - (2.5)%
(1,090,947)	Aurora Innovation, Inc.	(7,418,440)
(12,914)	Ferrari N.V.	(5,533,907)
(47,485)	Modine Manufacturing Company	(4,817,353)
(24,190)	Tesla, Inc.	(9,787,274)
		(27,556,974)
	BANKING - (1.4)%
(87,938)	Live Oak Bancshares, Inc.	(3,120,920)
(124,827)	Triumph Financial, Inc.	(9,619,169)
(66,283)	United Bankshares, Inc.	(2,551,895)
		(15,291,984)
	BIOTECH & PHARMA - (0.3)%
(3,880)	Eli Lilly & Company	(3,146,990)

	COMMERCIAL SUPPORT SERVICES - (2.1)%
(102,193)	Casella Waste Systems, Inc.	(10,989,835)
(19,487)	CorVel Corporation	(2,257,569)
10

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (90.4)% (Continued)
	COMMERCIAL SUPPORT SERVICES - (2.1)% (Continued)
(199,146)	Rollins, Inc.	$(9,857,727)
		(23,105,131)
	CONSUMER SERVICES - (0.1)%
(76,328)	KinderCare Learning Companies, Inc.	(1,583,043)

	E-COMMERCE DISCRETIONARY - (0.3)%
(81,709)	Chewy, Inc., Class A	(3,185,017)

	ELECTRICAL EQUIPMENT - (3.8)%
(46,635)	AAON, Inc.	(5,427,381)
(38,938)	Badger Meter, Inc.	(8,329,228)
(9,036)	GE Vernova, LLC	(3,369,344)
(67,408)	Novanta, Inc.	(10,088,281)
(311,228)	NuScale Power Corporation	(7,419,676)
(14,397)	Powell Industries, Inc.	(3,452,113)
(28,665)	Veritiv Holdings Company	(3,354,378)
		(41,440,401)
	ENGINEERING & CONSTRUCTION - (7.4)%
(41,747)	Comfort Systems USA, Inc.	(18,233,002)
(209,277)	Construction Partners, Inc., Class A	(16,825,871)
(91,283)	Exponent, Inc.	(8,367,913)
(47,527)	IES Holdings, Inc.	(10,516,775)
(69,229)	Installed Building Products, Inc.	(13,765,494)
(37,960)	TopBuild Corporation	(13,008,133)
		(80,717,188)
	ENTERTAINMENT CONTENT - (1.4)%
(41,545)	AppLovin Corporation, Class A	(15,354,617)

	FOOD - (1.5)%
(115,112)	BellRing Brands, Inc.	(8,903,913)
(59,192)	Cal-Maine Foods, Inc.	(6,386,817)
(122)	Lotus Bakeries N.V.	(1,302,581)
		(16,593,311)
11

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (90.4)% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - (0.4)%
(61,466)	Trex Company, Inc.	$(4,476,569)

	HEALTH CARE FACILITIES & SERVICES - (0.4)%
(66,806)	RadNet, Inc.	(4,373,789)

	HOME CONSTRUCTION - (0.4)%
(44,130)	Green Brick Partners, Inc.	(2,668,541)
(22,652)	Patrick Industries, Inc.	(2,200,415)
		(4,868,956)
	INSURANCE - (2.1)%
(99,639)	Baldwin Insurance Group, Inc. (The)	(4,080,217)
(16,380)	Erie Indemnity Company, Class A	(6,600,321)
(118,218)	Goosehead Insurance, Inc., CLASS A	(12,669,423)
		(23,349,961)
	INTERNET MEDIA & SERVICES - (0.5)%
(7,725)	Reddit, Inc., Class A	(1,541,524)
(7,092)	Spotify Technology S.A.	(3,890,317)
		(5,431,841)
	LEISURE FACILITIES & SERVICES - (4.9)%
(25,977)	Cava Group, Inc.	(3,508,194)
(5,127)	Churchill Downs, Inc.	(633,595)
(152,641)	Dutch Bros, Inc.	(9,543,115)
(112,222)	Planet Fitness, Inc., Class A	(12,137,931)
(36,301)	Red Rock Resorts, Inc., Class A	(1,780,564)
(100,282)	Shake Shack, Inc., Class A	(11,846,313)
(95,761)	Sweetgreen, Inc.	(3,152,452)
(37,566)	Wingstop, Inc.	(11,190,911)
		(53,793,075)
	LEISURE PRODUCTS - (1.2)%
(340,905)	Amer Sports, Inc.	(10,898,733)
(22,390)	LCI Industries	(2,346,248)
		(13,244,981)
12

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (90.4)% (Continued)
	MACHINERY - (1.3)%
(38,251)	Kadant, Inc.	$(14,263,797)

	MEDICAL EQUIPMENT & DEVICES - (5.3)%
(67,642)	Glaukos Corporation	(10,581,914)
(37,297)	Intuitive Surgical, Inc.	(21,329,408)
(55,900)	LeMaitre Vascular, Inc.	(5,418,387)
(89,986)	Repligen Corporation	(14,956,573)
(18,547)	West Pharmaceutical Services, Inc.	(6,334,728)
		(58,621,010)
	REAL ESTATE INVESTMENT TRUSTS - (4.1)%
(69,957)	American Tower Corporation	(12,938,547)
(179,503)	Iron Mountain, Inc.	(18,232,120)
(48,048)	Simon Property Group, Inc.	(8,353,625)
(3,961)	Texas Pacific Land Corporation	(5,138,090)
		(44,662,382)
	REAL ESTATE SERVICES - (0.9)%
(69,107)	Colliers International Group, Inc.	(9,837,381)

	RETAIL - DISCRETIONARY - (5.2)%
(19,430)	Boot Barn Holdings, Inc.	(3,125,315)
(19,386)	Brunello Cucinelli SpA	(2,503,883)
(6,548)	Builders FirstSource, Inc.	(1,095,349)
(63,811)	Carvana Company	(15,791,946)
(10,563)	Fast Retailing Company Ltd.	(3,475,729)
(151,874)	GameStop Corporation, Class A	(4,085,411)
(17,210)	Pandora A/S	(3,302,870)
(12,793)	RH	(5,361,674)
(36,811)	Tractor Supply Company	(2,001,046)
(74,983)	Williams-Sonoma, Inc.	(15,849,157)
		(56,592,380)
	SEMICONDUCTORS - (8.2)%
(54,303)	Ambarella, Inc.	(4,166,126)
(89,226)	Analog Devices, Inc.	(18,906,098)
(66,300)	ARM Holdings PLC - ADR	(10,578,165)
13

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (90.4)% (Continued)
	SEMICONDUCTORS - (8.2)% (Continued)
(55,300)	Impinj, Inc.	$(7,017,017)
(38,366)	Lattice Semiconductor Corporation	(2,187,629)
(47,733)	MACOM Technology Solutions Holdings, Inc.	(6,312,689)
(179,037)	NVIDIA Corporation	(21,496,973)
(21,097)	SiTime Corporation	(4,308,007)
(84,216)	Texas Instruments, Inc.	(15,547,116)
		(90,519,820)
	SOFTWARE - (13.5)%
(32,394)	Agilysys, Inc.	(2,922,587)
(56,519)	Asana, Inc., Class A	(1,206,115)
(133,320)	Bentley Systems, Inc., Class B	(6,206,046)
(11,161)	Cadence Design Systems, Inc.	(3,321,737)
(101,978)	Cloudflare, Inc., Class A	(14,113,755)
(44,347)	Crowdstrike Holdings, Inc.	(17,653,210)
(22,397)	Datadog, Inc., Class A	(3,196,276)
(194,671)	Doximity, Inc., Class A	(11,505,056)
(32,829)	Fortinet, Inc.	(3,311,790)
(51,504)	Global-e Online Ltd.	(3,084,575)
(30,873)	Guidewire Software, Inc.	(6,522,539)
(185,048)	IonQ, Inc.	(7,307,546)
(68,949)	Life360, Inc.	(3,152,348)
(64,198)	Lumine Group, Inc.	(1,702,461)
(210,266)	Palantir Technologies, Inc., Class A	(17,344,842)
(69,201)	Palo Alto Networks, Inc.	(12,762,048)
(59,435)	Pro Medicus Ltd.	(10,282,565)
(192,230)	Samsara, Inc., Class A	(9,899,845)
(10,009)	Shopify, Inc.	(1,169,051)
(90,827)	SoundHound AI, Inc., Class A	(1,285,202)
(14,451)	Tyler Technologies, Inc.	(8,694,300)
(32,327)	Upstart Holdings, Inc.	(2,093,012)
		(148,736,906)
	SPECIALTY FINANCE - (2.1)%
(22,930)	American Express Company	(7,279,129)
(21,981)	Credit Acceptance Corporation	(11,161,292)
14

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (90.4)% (Continued)
	SPECIALTY FINANCE - (2.1)% (Continued)
(334,007)	SoFi Technologies, Inc.	$(5,270,630)
		(23,711,051)

	TECHNOLOGY HARDWARE - (3.9)%
(92,953)	Apple, Inc.	(21,936,907)
(33,058)	Celestica, Inc.	(4,081,671)
(15,071)	Credo Technology Group Holding Ltd.	(1,055,271)
(4,506)	Motorola Solutions, Inc.	(2,114,441)
(105,513)	PAR Technology Corporation	(7,659,189)
(257,057)	Rigetti Computing, Inc.	(3,385,441)
(5,205)	Ubiquiti, Inc.	(2,100,426)
		(42,333,346)
	TECHNOLOGY SERVICES - (2.5)%
(94,786)	Affirm Holdings, Inc., Class A	(5,788,581)
(10,093)	Fair Isaac Corporation	(18,909,841)
(232,506)	Payoneer Global, Inc.	(2,464,564)
(152,278)	Terawulf, Inc.	(726,366)
		(27,889,352)
	TELECOMMUNICATIONS - (0.8)%
(31,103)	AST SpaceMobile, Inc.	(629,525)
(104,470)	Cogent Communications Holdings, Inc.	(7,870,770)
		(8,500,295)
	TRANSPORTATION & LOGISTICS - (2.0)%
(59,270)	Old Dominion Freight Line, Inc.	(11,001,105)
(22,872)	Saia, Inc.	(10,981,076)
		(21,982,181)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $901,935,999)	$(992,890,064)

ADR	- American Depositary Receipt
A.G.	- Aktiengesellschaft
A/S	- Anonim Sirketi
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
15

Ltd.	- Limited Company
INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
S.A.	- Société Anonyme
S.E.	- Societas Europeae
SpA	- Società per azioni
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or portion of this security is segregated as collateral for short sales.
(b)	Non-income producing security.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025 the total market value of 144A securities is 2,182,463 or 0.2% of net assets.
(d)	Percentage rounds to less than 0.1%.
(e)	Rate disclosed is the seven-day effective yield as of January 31, 2025.
(f)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

16